Property, Plant And Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

Note 4 – Property, Plant and Equipment

	December 31,		Approximate Range	Weighted Average
	2015	2014	of Useful Lives	Useful Life
Utility plant and equipment:
Mains and accessories	$2,696,194	$2,516,895	30 - 93 years	77 years
Services, hydrants, treatment plants and reservoirs	1,531,052	1,426,701	5 - 85 years	49 years
Operations structures and water tanks	263,722	252,908	14 - 70 years	47 years
Miscellaneous pumping and purification equipment	687,472	654,316	5 - 90 years	40 years
Meters, data processing, transportation and operating equipment	684,335	650,253	4 - 63 years	25 years
Land and other non-depreciable assets	98,575	100,009	-	-
Utility plant and equipment	5,961,350	5,601,082
Utility construction work in progress	144,448	116,644	-	-
Net utility plant acquisition adjustment	(24,428)	(20,164)	2 - 53 years (1)	28 years
Non-utility plant and equipment	6,641	9,455	3 - 25 years	7 years
Total property, plant and equipment	$6,088,011	$5,707,017

(1) Net utility plant acquisition adjustment is generally being amortized from 2 to 53 years, except where not permitted.